Exception Standard Report - REP-4439

Run Date - 10/29/2019 3:44:50 AM

Unique Loan ID	Loan Exception ID	Exception ID	Last Name	Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Category	Exception Subcategory	Exception Type	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Detail	Exception Information	Compensating Factors	Comments
590524720	XXX	XXX	XXX	Refinance Rate/Term	Primary	1/XX/2004	NY	XXX	Post-Close Reviewed with Exceptions	XX/XX/2013	Compliance	Federal	Compliance	Open		2	TIL Finance Charge Tolerance	Finance charge not within tolerance - Under disclosed $1,735.45 - TIL itemization not in file to determine cause of the under disclosure - Loan seasoned > 3 years
590554006	XXX	XXX	XXX	Refinance Cash-out - Other	Primary	2/XX/2002	MO	XXX	Post-Close Reviewed with Exceptions	XX/XX/2013	Compliance	State	Compliance	Open		2	Kentucky Prepayment Penalty	Prepayment penalty not allowed per state - (Missouri) In no event shall any prepayment penalty exceed 2% of the balance at the time of the prepayment. Prepayment penalty was 6 months interest based on the loan interest rate of 10.5% - Prepayment penalty is expired